Expense Example, No Redemption - FidelityAssetManagerFunds-AMCIZComboPRO - FidelityAssetManagerFunds-AMCIZComboPRO - Fidelity Asset Manager 30%	Nov. 29, 2023 USD ($)
Fidelity Advisor Asset Manager 30% - Class A
Expense Example, No Redemption:
1 Year	$ 655
3 Years	825
5 Years	1,009
10 Years	1,541
Fidelity Advisor Asset Manager 30% - Class C
Expense Example, No Redemption:
1 Year	162
3 Years	502
5 Years	866
10 Years	1,685
Fidelity Advisor Asset Manager 30% - Class M
Expense Example, No Redemption:
1 Year	456
3 Years	681
5 Years	925
10 Years	1,621
Fidelity Advisor Asset Manager 30% - Class I
Expense Example, No Redemption:
1 Year	60
3 Years	189
5 Years	329
10 Years	738
Fidelity Advisor Asset Manager 30% - Class Z
Expense Example, No Redemption:
1 Year	51
3 Years	160
5 Years	280
10 Years	$ 628